Net Loss per Share (Tables)	12 Months Ended
Jul. 31, 2019
Earnings per share [abstract]
Schedule of anti-dilutive securities excluded from computation of diluted earnings per share
Instrument	July 31, 2020	July 31, 2019
Stock Options	29,996,748	24,288,919
RSUs	2,348,434	—
2017 Secured convertible debenture warrants	—	107,136
2018 Equity warrants	—	10,512,208
2018 February 2018 financing warrants	—	4,413,498
2019 June financing warrants	2,184,540	2,184,540
USD$25m registered direct offering warrants	7,485,032	—
USD$20m registered direct offering warrants	5,988,024	—
2020 April underwritten public offering warrants	56,017,500	—
2020 May underwritten public offering warrants	31,410,050	—
Warrants issued under conversion of debentures	18,662,500	—
Joint venture and Inner Spirit issued warrants	11,500,000	11,571,235
Convertible debenture broker/finder warrants	269,961	796,791
	165,862,789	53,874,327